Trade and other receivables (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Trade receivables from related parties	₨ 0	₨ 0
Other trade receivables	10,734,773	11,825,945
Current trade receivables	10,734,773	11,825,945
Less: Allowance for doubtful receivables	(579,550)	(480,403)	₨ (480,542)
Balance at the end of the year	₨ 10,155,223	₨ 11,345,542